Supplement dated March 18, 2003

to the Prospectus dated May 1, 2002 for the

Pacific Value, a variable annuity contract

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following effective as of April 1, 2003:

AN OVERVIEW OF PACIFIC VALUE—Optional Riders is amended

The Optional Riders section is amended to include the following:

Guaranteed Protection Advantage 5 (GPA5) Rider

Subject to availability, the optional Guaranteed Protection Advantage 5 Rider is only available if the Effective Date of the Rider is on or after April 1, 2003. It allows for an additional amount that may be added to your Contract Value when an asset allocation program established and maintained by us for this Rider is used for a 10-year period (the “Term”).

The Rider also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 5th anniversary of the Effective Date of the Rider. If the Step-Up is elected, your 10-year Term would begin again as of the effective date of the Step-Up election, and may include an increase in the charges associated with the Rider. The Guaranteed Protection Advantage 5 Rider may not be available. Ask your registered representative about its current availability.

Income Access Rider

Subject to availability, the optional Income Access Rider gives you more flexible withdrawal capabilities prior to Annuitization and allows you to protect your principal when used with an asset allocation program established and maintained by us.

It also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 5th anniversary of the Effective Date of the Rider. The Income Access Rider may not be available. Ask your registered representative about its current availability.

The Optional Riders—Guaranteed Protection Advantage (GPA) Rider section is amended to include the following:

The optional Guaranteed Protection Advantage (GPA) Rider is only available if the Effective Date of the Rider is before April 1, 2003.

	The Contract Expenses section of the Prospectus is amended by adding the following:
	Guaranteed Protection Advantage 5 Annual Charge (Guaranteed Protection Charge) (Optional Rider) as a percentage of Contract Value [7]	0.10%

7 If you buy the Guaranteed Protection Advantage 5 Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up option available under the Rider.

	Income Access Rider Charge (Optional Rider) as a percentage of Contract Value[8]	0.30%

8 If you buy the Income Access Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up option available under the Rider.

PURCHASING YOUR CONTRACT is amended

The PURCHASING YOUR CONTRACT section is amended to include the following:

Purchasing the Guaranteed Protection Advantage 5 (GPA5) Rider (Optional)

Subject to availability, you may purchase the optional Guaranteed Protection Advantage 5 Rider on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase,

• the date of the purchase is at least 10 years prior to your selected Annuity Date, and

• you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Guaranteed Protection Advantage 5 Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the ‘‘Term’’) beginning on the Effective Date of the Rider.

On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the ‘‘Guaranteed Protection Amount’’). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)    is the Contract Value at the start of the Term,

(b)   is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)    is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and or/other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage 5 Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

The Rider will automatically terminate at the end of the Term, or, if earlier on:

• the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate the Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract, or

• the Annuity Date.

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

Optional Step-Up in the Guaranteed Protection Amount

After the 5th anniversary of the Effective Date of the Rider, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

• your election of a Step-Up must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the Step-Up is effective,

• the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• a new 10-year Term will begin as of the Step-Up Date, and

• you may not elect another Step-Up until on or after the 5th anniversary of the latest Step-Up Date.

The Guaranteed Protection Charge may change if you elect a Step-Up, but it will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the lifetime of the Rider, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

Purchasing the Income Access Rider (Optional)

Subject to availability, you may purchase the optional Income Access Rider on the Contract Date or on any Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase, and

• your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Income Access Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary.

The Rider allows for withdrawals, including withdrawal charges, premium taxes, and/or other taxes, from the Contract of up to 7% each Contract Year (the “Protected Payment Amount”) of the Protected Payment Base until the amount available for withdrawals under the Rider (the “Remaining Protected Balance”) equals zero. Under the terms and conditions of your Contract, you may withdraw more than 7% of your Contract Value each Contract Year. However, only the amount of up to 7% of the withdrawals you make is considered the Protected Payment Amount.

Withdrawals of more than 7% of the Protected Payment Base in a Contract Year will cause an adjustment to the Protected Payment Amount, the Protected Payment Base, and the Remaining Protected Balance.

The initial Protected Payment Base and the Remaining Protected Balance are equal to:

• your initial Purchase Payment if the Effective Date of the Rider is on a Contract Date, or

• the Contract Value if the Effective Date of the Rider is on a Contract Anniversary.

The Protected Payment Base and the Remaining Protected Balance will remain the same unless:

• additional Purchase Payments are received during the Contract Year, or

• the total amount of withdrawals, including withdrawal charges, premium taxes, and/or other taxes, during the Contract Year is more than the Protect Payment Amount.

If additional Purchase Payments are made to the Contract during the Contract Year, we will increase the Protected Payment Base and Remaining Protected Balance, as of the date of the most recent adjustment, by the amount of the total Purchase Payments made during the Contract Year on the next Contract Anniversary. The Protected Payment Amount will be reset to 7% of the new Protected Payment Base. During the lifetime of the Rider, we reserve the right to limit any additional Purchase Payments you make to your Contract.

If a withdrawal causes the total amount withdrawn including withdrawal charges, premium taxes, and/or other taxes, during the Contract Year to be more than the Protected Payment Amount, we will reset the Protected Payment Base, Remaining Protected Balance, and the Protected Payment Amount on the next Contract Anniversary as follows:

• the Protected Payment Base, determined as of the date of the most recent adjustment, will be reduced by the withdrawal, and each subsequent withdrawal including withdrawal charges, premium taxes, and/or other taxes made thereafter, that is more than the Protected Payment Amount during the previous Contract Year. If, immediately after a withdrawal, the Contract Value is less than the Protected Payment Base, the Protected Payment Base will be reset to the Contract Value after the withdrawal,

• the Remaining Protected Balance, determined as of the date of the most recent adjustment, will be reduced by the withdrawal, and each subsequent withdrawal including withdrawal charges, premium taxes, and/or other taxes made thereafter, that is more than the Protected Payment Amount during the previous Contract Year. If, immediately after a withdrawal, the Contract Value is less than the Remaining Protected Balance, the Remaining Protected Balance will be reset to the Contract Value after the withdrawal, and

• the Protected Payment Amount, determined as of the date of the most recent adjustment, will be reset to 7% of the new Protected Payment Base.

The new Protected Payment Amount and Protected Payment Base will remain unchanged, unless subsequent Purchase Payments are made after the adjustments to the Protected Payment Base and Remaining Protected Balance as described above, and the total amount withdrawn during each Contract Year is more than the new Protected Payment Amount.

During a Contract Year, if the Contract Value is zero, withdrawals will be limited to up to the Protected Payment Amount, until the Remaining Protected Balance is zero. In this event, the following will apply:

• withdrawals will be paid under a series of pre-authorized payments as elected by you,

• no additional Purchase Payments will be accepted under the Contract,

• any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide an Annuity Option, and

• the Contract will cease to provide any death benefit.

Amounts withdrawn under the Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, charges, and restrictions as withdrawals otherwise made under the Contract.

Withdrawals can be taken in a lump sum, multiple withdrawals, or as a series of pre-authorized payments during the Contract Year. Any portion of the Protected Payment Amount not withdrawn during the Contract Year will not be carried over to the next Contract Year.

If the Owner dies while the Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the Rider will continue, unless otherwise terminated.

The Rider will automatically terminate on the earliest of the dates indicated below:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is zero,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of the first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract or,

• the Annuity Date.

The entire Income Access Charge for the prior Contract Year will be deducted from the Contract Value on the Contract Anniversary on which the Rider terminates.

Optional Step Up in the Remaining Protected Balance

After the 5th anniversary of the Effective Date of the Rider and before the Annuity Date, you may elect to increase (“Step-Up”) the Remaining Protected Balance.

If you elect the optional Step-Up, the following conditions will apply:

• your request for a Step-Up must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the Step-Up is effective,

• the Step-Up in the Remaining Protected Balance may only be requested if the Contract Value on the Step-Up Date is more than the Remaining Protected Balance,

• the Remaining Protected Balance and Protected Payment Base will be reset to be the Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• the Protected Payment Amount will be reset on the Step-Up Date to 7% of the adjusted Protected Payment Base,

• another Step-Up may not be requested until on or after the 5th anniversary of the last Step-Up Date, and

• the new Protected Payment Amount and new Protected Payment Base will remain unchanged, unless subsequent Purchase Payments are made after the Step-Up Date, and the total amount of withdrawals, including withdrawal charges, premium taxes, and/or other taxes, during each Contract Year exceeds the new Protected Payment Amount.

We will provide you with written confirmation of your Step-Up election.

CHARGES, FEES AND DEDUCTIONS is amended

The CHARGES, FEES AND DEDUCTIONS section is amended to include the following:

Guaranteed Protection Advantage 5 Annual Charge (Optional Rider)

If you purchase the optional Guaranteed Protection Advantage 5 Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

The Guaranteed Protection Charge may change if you elect the Step-Up option but will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect the optional Step-Up, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be more than the annual interest credited in excess of 3%.

Income Access Annual Charge (Optional Rider)

If you purchase the optional Income Access Rider, we will deduct an Income Access Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if the Rider terminates. The Guaranteed Protection Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

The Income Access Charge may change if you elect the Step-Up option in the Remaining Protected Balance, but will never be more than the Income Access Charge being charged under the then current terms and conditions of the Rider and will not be more than a maximum charge of 0.75%. If you do not elect the optional Step-Up, your Income Access Charge will remain the same as it was on the Effective Date of the Rider.

Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be more than the annual interest credited in excess of 3%.

Supplement dated March 18, 2003

to the Prospectus dated May 1, 2002 for the

Pacific Value for Prudential Securities, a variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following effective as of April 1, 2003:

AN OVERVIEW OF PACIFIC VALUE—Optional Riders is amended

The Optional Riders section is amended to include the following:

Guaranteed Protection Advantage 5 (GPA5) Rider

Subject to availability, the optional Guaranteed Protection Advantage 5 Rider is only available if the Effective Date of the Rider is on or after April 1, 2003. It allows for an additional amount that may be added to your Contract Value when an asset allocation program established and maintained by us for this Rider is used for a 10-year period (the “Term”).

The Rider also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 5th anniversary of the Effective Date of the Rider. If the Step-Up is elected, your 10-year Term would begin again as of the effective date of the Step-Up election, and may include an increase in the charges associated with the Rider. The Guaranteed Protection Advantage 5 Rider may not be available. Ask your registered representative about its current availability.

Income Access Rider

Subject to availability, the optional Income Access Rider gives you more flexible withdrawal capabilities prior to Annuitization and allows you to protect your principal when used with an asset allocation program established and maintained by us.

It also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 5th anniversary of the Effective Date of the Rider. The Income Access Rider may not be available. Ask your registered representative about its current availability.

The Optional Riders—Guaranteed Protection Advantage (GPA) Rider section is amended to include the following:

The optional Guaranteed Protection Advantage (GPA) Rider is only available if the Effective Date of the Rider is before April 1, 2003.

	The Contract Expenses section of the Prospectus is amended by adding the following:
	Guaranteed Protection Advantage 5 Annual Charge (Guaranteed Protection Charge) (Optional Rider) as a percentage of Contract Value [6]	0.10%

6 If you buy the Guaranteed Protection Advantage 5 Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up option available under the Rider.

	Income Access Rider Charge (Optional Rider) as a percentage of Contract Value [7]	0.30%

7 If you buy the Income Access Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up option available under the Rider.

PURCHASING YOUR CONTRACT is amended.

The PURCHASING YOUR CONTRACT section is amended to include the following:

Purchasing the Guaranteed Protection Advantage 5 (GPA5) Rider (Optional)

Subject to availability, you may purchase the optional Guaranteed Protection Advantage 5 Rider on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase,

• the date of the purchase is at least 10 years prior to your selected Annuity Date, and

• you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Guaranteed Protection Advantage 5 Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the ‘‘Term’’) beginning on the Effective Date of the Rider.

On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the ‘‘Guaranteed Protection Amount’’). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)    is the Contract Value at the start of the Term,

(b)   is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)    is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and or/other taxes, to the Contract Value immediately prior to the withdrawal.

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For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage 5 Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

The Rider will automatically terminate at the end of the Term, or, if earlier on:

• the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate the Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract, or

• the Annuity Date.

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

Optional Step-Up in the Guaranteed Protection Amount

After the 5th anniversary of the Effective Date of the Rider, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

• your election of a Step-Up must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the Step-Up is effective,

• the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• a new 10-year Term will begin as of the Step-Up Date, and

• you may not elect another Step-Up until on or after the 5th anniversary of the latest Step-Up Date.

The Guaranteed Protection Charge may change if you elect a Step-Up, but it will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the lifetime of the Rider, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

3

Purchasing the Income Access Rider (Optional)

Subject to availability, you may purchase the optional Income Access Rider on the Contract Date or on any Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase, and

• your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Income Access Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary.

The Rider allows for withdrawals, including withdrawal charges, premium taxes, and/or other taxes, from the Contract of up to 7% each Contract Year (the “Protected Payment Amount”) of the Protected Payment Base until the amount available for withdrawals under the Rider (the “Remaining Protected Balance”) equals zero. Under the terms and conditions of your Contract, you may withdraw more than 7% of your Contract Value each Contract Year. However, only the amount of up to 7% of the withdrawals you make is considered the Protected Payment Amount.

Withdrawals of more than 7% of the Protected Payment Base in a Contract Year will cause an adjustment to the Protected Payment Amount, the Protected Payment Base, and the Remaining Protected Balance.

The initial Protected Payment Base and the Remaining Protected Balance are equal to:

• your initial Purchase Payment if the Effective Date of the Rider is on a Contract Date, or

• the Contract Value if the Effective Date of the Rider is on a Contract Anniversary.

The Protected Payment Base and the Remaining Protected Balance will remain the same unless:

• additional Purchase Payments are received during the Contract Year, or

• the total amount of withdrawals, including withdrawal charges, premium taxes, and/or other taxes, during the Contract Year is more than the Protect Payment Amount.

If additional Purchase Payments are made to the Contract during the Contract Year, we will increase the Protected Payment Base and Remaining Protected Balance, as of the date of the most recent adjustment, by the amount of the total Purchase Payments made during the Contract Year on the next Contract Anniversary. The Protected Payment Amount will be reset to 7% of the new Protected Payment Base. During the lifetime of the Rider, we reserve the right to limit any additional Purchase Payments you make to your Contract.

If a withdrawal causes the total amount withdrawn including withdrawal charges, premium taxes, and/or other taxes, during the Contract Year to be more than the Protected Payment Amount, we will reset the Protected Payment Base, Remaining Protected Balance, and the Protected Payment Amount on the next Contract Anniversary as follows:

• the Protected Payment Base, determined as of the date of the most recent adjustment, will be reduced by the withdrawal, and each subsequent withdrawal including withdrawal charges, premium taxes, and/or other taxes made thereafter, that is more than the Protected Payment Amount during the previous Contract Year. If, immediately after a withdrawal, the Contract Value is less than the Protected Payment Base, the Protected Payment Base will be reset to the Contract Value after the withdrawal,

4

• the Remaining Protected Balance, determined as of the date of the most recent adjustment, will be reduced by the withdrawal, and each subsequent withdrawal including withdrawal charges, premium taxes, and/or other taxes made thereafter, that is more than the Protected Payment Amount during the previous Contract Year. If, immediately after a withdrawal, the Contract Value is less than the Remaining Protected Balance, the Remaining Protected Balance will be reset to the Contract Value after the withdrawal, and

• the Protected Payment Amount, determined as of the date of the most recent adjustment, will be reset to 7% of the new Protected Payment Base.

The new Protected Payment Amount and Protected Payment Base will remain unchanged, unless subsequent Purchase Payments are made after the adjustments to the Protected Payment Base and Remaining Protected Balance as described above, and the total amount withdrawn during each Contract Year is more than the new Protected Payment Amount.

During a Contract Year, if the Contract Value is zero, withdrawals will be limited to up to the Protected Payment Amount, until the Remaining Protected Balance is zero. In this event, the following will apply:

• withdrawals will be paid under a series of pre-authorized payments as elected by you,

• no additional Purchase Payments will be accepted under the Contract,

• any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide an Annuity Option, and

• the Contract will cease to provide any death benefit.

Amounts withdrawn under the Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, charges, and restrictions as withdrawals otherwise made under the Contract.

Withdrawals can be taken in a lump sum, multiple withdrawals, or as a series of pre-authorized payments during the Contract Year. Any portion of the Protected Payment Amount not withdrawn during the Contract Year will not be carried over to the next Contract Year.

If the Owner dies while the Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the Rider will continue, unless otherwise terminated.

The Rider will automatically terminate on the earliest of the dates indicated below:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is zero,

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• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of the first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract or,

• the Annuity Date.

The entire Income Access Charge for the prior Contract Year will be deducted from the Contract Value on the Contract Anniversary on which the Rider terminates.

Optional Step Up in the Remaining Protected Balance

After the 5th anniversary of the Effective Date of the Rider and before the Annuity Date, you may elect to increase (“Step-Up”) the Remaining Protected Balance.

If you elect the optional Step-Up, the following conditions will apply:

• your request for a Step-Up must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the Step-Up is effective,

• the Step-Up in the Remaining Protected Balance may only be requested if the Contract Value on the Step-Up Date is more than the Remaining Protected Balance,

• the Remaining Protected Balance and Protected Payment Base will be reset to be the Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• the Protected Payment Amount will be reset on the Step-Up Date to 7% of the adjusted Protected Payment Base,

• another Step-Up may not be requested until on or after the 5th anniversary of the last Step-Up Date, and

• the new Protected Payment Amount and new Protected Payment Base will remain unchanged, unless subsequent Purchase Payments are made after the Step-Up Date, and the total amount of withdrawals, including withdrawal charges, premium taxes, and/or other taxes, during each Contract Year exceeds the new Protected Payment Amount.

We will provide you with written confirmation of your Step-Up election.

CHARGES, FEES AND DEDUCTIONS is amended

The CHARGES, FEES AND DEDUCTIONS section is amended to include the following:

Guaranteed Protection Advantage 5 Annual Charge (Optional Rider)

If you purchase the optional Guaranteed Protection Advantage 5 Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

The Guaranteed Protection Charge may change if you elect the Step-Up option but will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect the optional Step-Up, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be more than the annual interest credited in excess of 3%.

6

Income Access Annual Charge (Optional Rider)

If you purchase the optional Income Access Rider, we will deduct an Income Access Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if the Rider terminates. The Guaranteed Protection Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

The Income Access Charge may change if you elect the Step-Up option in the Remaining Protected Balance, but will never be more than the Income Access Charge being charged under the then current terms and conditions of the Rider and will not be more than a maximum charge of 0.75%. If you do not elect the optional Step-Up, your Income Access Charge will remain the same as it was on the Effective Date of the Rider.

Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be more than the annual interest credited in excess of 3%.

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